Document and Entity Information	0 Months Ended
Feb. 28, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2014
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 26, 2014
Document Effective Date	Jun. 27, 2014
Prospectus Date	Jun. 27, 2014
Aurora Horizons Fund | Aurora Horizons Fund - Class A
Risk/Return:
Trading Symbol	AHFAX
Aurora Horizons Fund | Aurora Horizons Fund - Class C
Risk/Return:
Trading Symbol	AHFCX
Aurora Horizons Fund | Aurora Horizons Fund - Class Y
Risk/Return:
Trading Symbol	AHFYX